SHARE-BASED COMPENSATION (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Jan. 01, 2019 $ / shares
Incentive Compensation Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		61,605,996
Options expire term		10 years
Incentive Compensation Plan 2015 [Member] | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥				¥ 131,344
Share options granted		0	0	4,936,000
Incentive Compensation Plan 2015 [Member] | Non-employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Stock-based compensation expense | ¥	¥ 0	¥ 0	¥ 0	¥ 34,285
Share options granted		0	0	0
Incentive Compensation Plan 2015 [Member] | Non-employee options | ASU 2018-07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share) | $ / shares					$ 2.26
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		45,765,386
Options expire term		10 years	10 years
Increase in authorized share capital per annum		1.00%
Shares exercised through reissuance of treasury stock		4,278,924
2015 Plan and 2020 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Stock-based compensation expense | ¥		¥ 30,928	¥ 52,569	¥ 131,344